Document and Entity Information	Nov. 14, 2019
Document And Entity Information [Line Items]
Entity Address, State or Province	NY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000886982
Document Type	8-K
Document Period End Date	Nov. 14, 2019
Entity Registrant Name	The Goldman Sachs Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14965
Entity Tax Identification Number	13-4019460
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10282
City Area Code	212
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	GS
Security Exchange Name	NYSE
Series A Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series A
Trading Symbol	GS PrA
Security Exchange Name	NYSE
Series C Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series C
Trading Symbol	GS PrC
Security Exchange Name	NYSE
Series D Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series D
Trading Symbol	GS PrD
Security Exchange Name	NYSE
Series J Five Point Five Zero Percentage Fixed To Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 5.50% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series J
Trading Symbol	GS PrJ
Security Exchange Name	NYSE
Series K Six Point Three Seven Five Percentage Fixed To Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.375% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series K
Trading Symbol	GS PrK
Security Exchange Name	NYSE
Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.30% Non-Cumulative Preferred Stock, Series N
Trading Symbol	GS PrN
Security Exchange Name	NYSE
5.793 Fixed To Floating Rate Normal Automatic Preferred Enhanced Capital Securities Of Goldman Sachs Capital Ii [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	5.793% Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II
Trading Symbol	GS/43PE
Security Exchange Name	NYSE
Floating Rate Normal Automatic Preferred Enhanced Capital Securities Of Goldman Sachs Capital Iii [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III
Trading Symbol	GS/43PF
Security Exchange Name	NYSE
Series A Medium Term Notes Index Linked Notes Due 2037 Of Gs Finance Corp [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Medium-Term Notes, Series A, Index-Linked Notes due 2037 of GS Finance Corp.
Trading Symbol	GCE
Security Exchange Name	NYSEArca
Series B Medium Term Notes Index Linked Notes Due 2037 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Medium-Term Notes, Series B, Index-Linked Notes due 2037
Trading Symbol	GSC
Security Exchange Name	NYSEArca
Series E Medium Term Notes Index Linked Notes Due 2028 Of Gs Finance Corp [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Medium-Term Notes, Series E, Index-Linked Notes due 2028 of GS Finance Corp.
Trading Symbol	FRLG
Security Exchange Name	NYSEArca